Supplemental Disclosures to the Statements of Cash Flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 16, 2013
Related Party Transaction [Line Items]
General and Administrative Expenses and Offering Costs		$ 3,000	$ 3,000	$ 42,000
Income Taxes Paid		$ 214	475
Linn Energy, LLC
Related Party Transaction [Line Items]
LinnCo common shares issued	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LinnCo shares					$ 2,800,000
LINN Energy units issued to LinnCo for LinnCo common shares issued	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LINN Units					2,800,000
General and Administrative Expenses Paid by Related Party				$ 22,000
Berry
Related Party Transaction [Line Items]
LinnCo common shares issued	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LinnCo shares					2,700,000
LINN Energy units issued to LinnCo for LinnCo common shares issued	93,756,674
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned LINN Units					$ 2,700,000
FY 2013 [Member] | Linn Energy, LLC
Related Party Transaction [Line Items]
General and Administrative Expenses Paid by Related Party			11,000
General and Administrative Expenses and Offering Costs Paid by Related Party			$ 11,000